Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 874,000
Previously Paid Amount	0.00
Total Fee Amount	120.70
Total Offset Amount	0.00
Net Fee	120.70
Narrative - Max Aggregate Offering Price	$ 874,000
Final Prospectus	true